Document and Entity Information	9 Months Ended
Sep. 30, 2017
Entity Registrant Name	Avista Healthcare Public Acquisition Corp.
Entity Central Index Key	0001661181
Document Type	S-4
Document Period End Date	Sep. 30, 2017
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer